Earnings Per Share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share are computed using the weighted-average number of common shares outstanding during the year. Diluted earnings per share are computed using the weighted-average number of common shares and common share equivalents outstanding during the year. Common share equivalents represent the dilutive effect of outstanding stock-based awards. The computation of net income per share was as follows:

	2012	2011	2010
Numerator:
Net income attributable to common shareholders	$1,151,823	$1,049,130	$554,065
Denominator:
Basic - weighted-average common shares	151,222,033	161,125,869	160,909,655
Increase in weighted-average common shares from dilutive effect of stock-based awards	3,442,477	3,672,352	1,992,062
Diluted - weighted-average common shares, assuming exercise of stock-based awards	154,664,510	164,798,221	162,901,717
Basic earnings per share	$7.62	$6.51	$3.44
Diluted earnings per share	$7.45	$6.37	$3.40

For 2012, 2011 and 2010, 0.7 million, 1.6 million, and 9.0 million common shares, respectively, subject to stock-based awards were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive.